Debt - Schedule of Short-Term Debts from Banks (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2026 CNY (¥)
Schedule of Short-Term Debts from Banks [Line Items]
Interest Rate
Total short-term debts from banks	¥ 26,550
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Debts from Banks [Line Items]
Maturity	Dec. 08, 2026
Interest Rate	2.70%
Total short-term debts from banks	¥ 1,000
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Debts from Banks [Line Items]
Maturity	Jun. 11, 2027
Interest Rate	3.00%
Total short-term debts from banks	¥ 2,000
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Debts from Banks [Line Items]
Maturity	Jun. 16, 2027
Interest Rate	3.00%
Total short-term debts from banks	¥ 1,800
Bank of China [Member]
Schedule of Short-Term Debts from Banks [Line Items]
Maturity	Dec. 25, 2026	[1]
Interest Rate	3.00%	[1]
Total short-term debts from banks	¥ 6,000	[1]
Agricultural Bank of China [Member]
Schedule of Short-Term Debts from Banks [Line Items]
Maturity	Mar. 15, 2027	[1]
Interest Rate	3.00%	[1]
Total short-term debts from banks	¥ 8,000	[1]
Postal Savings Bank of China [Member]
Schedule of Short-Term Debts from Banks [Line Items]
Maturity	Jun. 01, 2027
Interest Rate	3.51%
Total short-term debts from banks	¥ 3,000
Shanghai Pudong Development Bank [Member]
Schedule of Short-Term Debts from Banks [Line Items]
Maturity	Jun. 25, 2027	[1]
Interest Rate	3.00%	[1]
Total short-term debts from banks	¥ 4,750	[1]

[1]	Guaranteed by subsidiaries’ management.